Share based compensation - Measurement of fair values (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price for outstanding options (in CHF per share)	SFr 0.66	SFr 0.80
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price for outstanding options (in CHF per share)	SFr 59.8	SFr 5.81